Segment Information - Schedule of Segment Reporting Information By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021		Nov. 30, 2020		Nov. 30, 2019
Segment Reporting Information [Line Items]
Net revenues	$ 8,185,329		$ 6,010,874		$ 3,892,976
Total consolidated income before income taxes	2,254,105		1,067,083		478,608
Depreciation and amortization	157,420		158,439		152,871
Identifiable assets employed:	60,404,110	[1]	53,118,352	[1]	49,460,234
Deferred tax asset, net	327,547		393,687
Reconciling items - Parent Company interest
Segment Reporting Information [Line Items]
Total consolidated income before income taxes	(79,137)		(53,445)		(53,048)
Reportable Segments:
Segment Reporting Information [Line Items]
Net revenues	8,177,018		6,002,382		3,889,669
Total consolidated income before income taxes	2,324,332		1,108,598		526,959
Identifiable assets employed:	60,805,150		53,417,954		49,554,767
Reconciling items - Consolidation adjustments
Segment Reporting Information [Line Items]
Net revenues	8,311		8,492		3,307
Total consolidated income before income taxes	8,910		11,930		4,697
Identifiable assets employed:	(401,040)		(299,602)		(94,533)
Investment Banking and Capital Markets | Reportable Segments:
Segment Reporting Information [Line Items]
Net revenues	6,907,386		5,072,640		3,113,484
Total consolidated income before income taxes	2,140,346		1,129,010		348,127
Depreciation and amortization	85,291		82,479		77,661
Identifiable assets employed:	52,903,374		45,605,851		41,339,914
Deferred tax asset, net	180,700		243,500		203,700
Asset Management | Reportable Segments:
Segment Reporting Information [Line Items]
Net revenues	336,013		234,910		86,838
Total consolidated income before income taxes	166,628		68,551		(40,011)
Depreciation and amortization	1,901		5,228		2,042
Identifiable assets employed:	3,205,799		3,265,149		3,342,029
Merchant Banking | Reportable Segments:
Segment Reporting Information [Line Items]
Net revenues	930,577		681,574		656,514
Total consolidated income before income taxes	71,944		(33,344)		287,310
Depreciation and amortization	67,464		67,236		69,693
Identifiable assets employed:	2,263,050		2,376,037		2,446,714
Corporate | Reportable Segments:
Segment Reporting Information [Line Items]
Net revenues	3,042		13,258		32,833
Total consolidated income before income taxes	(54,586)		(55,619)		(68,467)
Depreciation and amortization	2,764		3,496		3,475
Identifiable assets employed:	$ 2,432,927		$ 2,170,917		$ 2,426,110

[1]	Total assets include assets related to variable interest entities of $1.05 billion and $566.1 million at November 30, 2021 and 2020, respectively, and Total liabilities include liabilities related to variable interest entities of $4.64 billion and $3.29 billion at November 30, 2021 and 2020, respectively. See Note 8 for additional information related to variable interest entities.